STROOCK & STROOCK & LAVAN LLP

180 MAIDEN LANE

NEW YORK, NY 10038-4982

October 2, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re:  The Lazard Funds, Inc.

Post-Effective Amendment No. 110 to Registration Statement on Form N-1A

(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

On behalf of the above-referenced fund (the “Fund”), transmitted for filing pursuant to Rule 485(a)(1) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 110 (the “Amendment”) to the Fund's Registration Statement on Form N-1A (the “Registration Statement”). The Amendment is being filed in order to add an additional strategy for Lazard Master Alternatives Portfolio, the European Equity Long/Short Strategy. No material changes to the prospectus were made other than adding a description of the new strategy and risk disclosure regarding investing in European securities. The statement of additional information included in the Amendment is marked to show changes from the statement of additional information filed pursuant to Rule 497 under the 1933 Act on August 13, 2015.

The Fund intends to file a subsequent amendment to the Registration Statement pursuant to Rule 485(b) under the 1933 Act prior to the effective date of the Amendment in order to file the consent of the Fund's independent registered public accounting firm and to respond to any comments of the staff of the Securities and Exchange Commission on the Amendment. The Fund's Tandy certification is filed herewith.

Please telephone the undersigned at 212.806.6658, or Janna Manes of this office at 212.806.6141, if you have any questions.

Very truly yours,

/s/ Lisa Goldstein

Lisa Goldstein

cc:  Janna Manes

October 2, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC 20549
Attention: Deborah O'Neal-Johnson

Re:  The Lazard Funds, Inc.

(Registration Nos.: 811-06312; 33-40682)

Ladies and Gentlemen:

At the request of the staff (the “Staff”) of the Securities and Exchange Commission (the “Commission”), the undersigned Registrant acknowledges the following:

•	the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;
•	Staff comments or changes to disclosure in response to Staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and
•	the Registrant may not assert Staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

THE LAZARD FUNDS, INC.

By: /s/ Tamar Goldstein
Tamar Goldstein
Assistant Secretary